CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	$ 73,868	$ 49,165	$ 58,011	$ 33,838	$ (1,168)
Cash flow from investing activities	104,198	(658,720)	(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities	(202,590)	619,499	996,442	342,193	117,721
Effect of foreign exchange rate changes on cash	(357)	(33)	(2,474)	(19)	0
Net change in cash and cash equivalents	(24,881)	9,911	42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year	57,623	14,851	14,851	554	2,282
Cash and cash equivalents, end of year	32,742	24,762	57,623	14,851	554
Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities			58,011	33,838	(1,168)
Cash flow from investing activities			(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities			996,442	342,193	117,721
Effect of foreign exchange rate changes on cash			(2,474)	(19)
Net change in cash and cash equivalents			42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year		14,851	14,851	554	2,282
Cash and cash equivalents, end of year			57,623	14,851	554
Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities			58,011	33,838	(1,168)
Cash flow from investing activities			(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities			996,442	342,193	117,721
Effect of foreign exchange rate changes on cash			(2,474)	(19)
Net change in cash and cash equivalents			42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year		14,851	14,851	554	2,282
Cash and cash equivalents, end of year			57,623	14,851	554
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(156,721)	(478,862)	(458,921)	(203,251)	(92,809)
Cash flow from investing activities	371,970	(361)	(364,045)	(90,464)	(21,926)
Cash flow from financing activities	(224,493)	475,668	831,080	310,917	117,998
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents	(9,244)	(3,555)	8,114	17,202	3,263
Cash and cash equivalents, beginning of year	26,872	18,758	18,758	1,556	(1,707)
Cash and cash equivalents, end of year	17,628	15,203	26,872	18,758	1,556
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(156,721)	(478,862)	(458,921)	(203,251)	(92,809)
Cash flow from investing activities	371,970	(361)	(364,045)	(90,464)	(21,926)
Cash flow from financing activities	(224,493)	475,668	831,080	310,917	117,998
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents	(9,244)	(3,555)	8,114	17,202	3,263
Cash and cash equivalents, beginning of year	26,872	18,758	18,758	1,556	(1,707)
Cash and cash equivalents, end of year	17,628	15,203	26,872	18,758	1,556
PRC Williston, Inc. | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities			1,256	(1,738)	(4,818)
Cash flow from investing activities			(49)	(175)	(237)
Cash flow from financing activities			(1,207)	1,913	4,922
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents			0	0	(133)
Cash and cash equivalents, beginning of year		0	0	0	133
Cash and cash equivalents, end of year			0	0	0
PRC Williston Inc | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(134)	48
Cash flow from investing activities	184	(48)
Cash flow from financing activities
Effect of foreign exchange rate changes on cash
Net change in cash and cash equivalents	50
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year	50
Wholly-Owned Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	146,932
Cash flow from investing activities	(152,127)
Cash flow from financing activities	4,051
Effect of foreign exchange rate changes on cash
Net change in cash and cash equivalents	(1,144)
Cash and cash equivalents, beginning of year	(4,187)
Cash and cash equivalents, end of year	(5,331)
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	135,532	469,230	275,914	136,974	36,982
Cash flow from investing activities	(137,404)	(465,767)	(277,965)	(136,489)	(40,862)
Cash flow from financing activities	(40)	(1,864)	(1,966)	(310)	(322)
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents	(1,912)	1,599	(4,017)	175	(4,202)
Cash and cash equivalents, beginning of year	(4,462)	(445)	(445)	(620)	3,582
Cash and cash equivalents, end of year	(6,374)	1,154	(4,462)	(445)	(620)
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities		470,683	281,782	138,855	37,687
Cash flow from investing activities		(467,835)	(287,204)	(141,954)	(41,531)
Cash flow from financing activities		(1,628)	1,781	3,206	(520)
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents		1,220	(3,641)	107	(4,364)
Cash and cash equivalents, beginning of year		(546)	(546)	(653)	3,711
Cash and cash equivalents, end of year		674	(4,187)	(546)	(653)
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	95,057	58,797	241,018	100,115	54,659
Cash flow from investing activities	(130,368)	(192,592)	(367,197)	(134,762)	(55,493)
Cash flow from financing activities	21,943	145,695	167,328	31,586	45
Effect of foreign exchange rate changes on cash	(357)	(33)	(2,474)	(19)
Net change in cash and cash equivalents	(13,725)	11,867	38,675	(3,080)	(789)
Cash and cash equivalents, beginning of year	35,213	(3,462)	(3,462)	(382)	407
Cash and cash equivalents, end of year	21,488	8,405	35,213	(3,462)	(382)
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	83,791	57,296	235,104	98,048	53,869
Cash flow from investing activities	(115,829)	(190,476)	(357,912)	(129,111)	(54,606)
Cash flow from financing activities	17,852	145,459	163,581	28,070	243
Effect of foreign exchange rate changes on cash	(357)	(33)	(2,474)	(19)
Net change in cash and cash equivalents	(14,543)	12,246	38,299	(3,012)	(494)
Cash and cash equivalents, beginning of year	34,938	(3,361)	(3,361)	(349)	145
Cash and cash equivalents, end of year	20,395	8,885	34,938	(3,361)	(349)
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	73,868	49,165
Cash flow from investing activities	104,198	(658,720)
Cash flow from financing activities	(202,590)	619,499
Effect of foreign exchange rate changes on cash	(357)	(33)
Net change in cash and cash equivalents	(24,881)	9,911
Cash and cash equivalents, beginning of year	57,623	14,851	14,851
Cash and cash equivalents, end of year	32,742	24,762
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	73,868	49,165
Cash flow from investing activities	104,198	(658,720)
Cash flow from financing activities	(202,590)	619,499
Effect of foreign exchange rate changes on cash	(357)	(33)
Net change in cash and cash equivalents	(24,881)	9,911
Cash and cash equivalents, beginning of year	57,623	14,851	14,851
Cash and cash equivalents, end of year	32,742	24,762
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities			0	0	0
Cash flow from investing activities			0	0	0
Cash flow from financing activities			0	0	0
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents			0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year			0	0	0
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities			(1,210)	1,924	4,903
Cash flow from investing activities			3	(11)	19
Cash flow from financing activities			1,207	(1,913)	(4,922)
Effect of foreign exchange rate changes on cash			0	0
Net change in cash and cash equivalents			0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year			$ 0	$ 0	$ 0